Financial instruments and risk management - Summary of impact of hedging instrument on statement of financial position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Disclosure of detailed information about financial instruments [line items]
Nominal	$ 1,050	$ 1,216
Losses reclassified from reserves to income statement	655	(2,357)	[1]	$ (2,030)
Aluminium embedded derivatives separated from the power contract
Disclosure of detailed information about financial instruments [line items]
Nominal	1,050	1,216
Carrying amount	(174)	(189)
Change in fair value in the period	3	(119)
Embedded derivatives in other financial liabilities	174	189
Highly probable forecast aluminum sales
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve	(91)	(87)
Change in fair value in the period	(16)	133
Highly probable forecast aluminum sales | Cash flow hedge reserve
Disclosure of detailed information about financial instruments [line items]
Total hedging losses recognised in reserves	(1)	(110)
Hedge ineffective-ness in the period gains/(losses)	4	(9)
Losses reclassified from reserves to income statement	$ (2)	$ 34

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.